Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets
Amortization expense	$ 1,046.4	$ 1,052.1	$ 1,205.6
Estimated future aggregate amortization expense
2013	833.7
2014	748.0
2015	662.7
2016	507.5
2017	427.9
Investment Securities
Minimum period of equity securities for determining an other than temporary decline in value	6 months
Indefinite-lived intangible assets
First Data trade name	603.5	603.5
Minimum
Additional disclosure
Contract and conversion costs for testing of recoverability on an annual basis	1
Software development costs
Intangible assets
Estimated useful life	5 years
Software acquired | Minimum
Intangible assets
Estimated useful life	3 years
Software acquired | Maximum
Intangible assets
Estimated useful life	10 years
Other intangibles, except for the First Data trade name | Minimum
Intangible assets
Estimated useful life	3 years
Other intangibles, except for the First Data trade name | Maximum
Intangible assets
Estimated useful life	25 years
Customer relationships
Components of other intangibles
Cost	7,595.3	7,638.1
Accumulated Amortization	(3,839.0)	(3,212.7)
Net of Accumulated Amortization	3,756.3	4,425.4
Other intangibles
Components of other intangibles
Cost	3,372.6	3,161.4
Accumulated Amortization	(1,544.0)	(1,282.2)
Net of Accumulated Amortization	1,828.6	1,879.2
Conversion costs
Components of other intangibles
Cost	154.3	120.9
Accumulated Amortization	(56.7)	(38.9)
Net of Accumulated Amortization	97.6	82.0
Contract costs
Components of other intangibles
Cost	222.2	189.9
Accumulated Amortization	(119.6)	(88.3)
Net of Accumulated Amortization	102.6	101.6
Software
Components of other intangibles
Cost	1,544.7	1,402.4
Accumulated Amortization	(1,098.0)	(933.0)
Net of Accumulated Amortization	446.7	469.4
Other, including trade names
Components of other intangibles
Cost	1,451.4	1,448.2
Accumulated Amortization	(269.7)	(222.0)
Net of Accumulated Amortization	$ 1,181.7	$ 1,226.2